Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2014	Jan. 31, 2014	Oct. 31, 2013
Related Party Transaction [Line Items]
Transaction fee received		$ 1
Payment to acquire assignments	$ 39		$ 32
Entities Affiliated With Apollo
Related Party Transaction [Line Items]
Payment to acquire assignments	$ 33		$ 28